TRADE ACCOUNTS RECEIVABLE, NET (Details) (Trade Accounts Receivable [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts relating to freight and demurrage claims	$ 4,500	$ 1,100